Consolidated Balance Sheets - CHF (SFr)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	SFr 6,957,086	SFr 20,484,836
Other financial assets	3,165	17,145
Trade and other receivables	416,875	164,785
Contract asset	181,441	159,636
Prepayments	270,394	1,115,374
Total current assets	7,828,961	21,941,776
Non-current assets
Right-of-use assets	357,613	469,989
Property, plant and equipment	41,121	72,111
Non-current financial assets	54,355	57,908
Total non-current assets	453,089	600,008
Total assets	8,282,050	22,541,784
Current liabilities
Current lease liabilities	286,107	287,698
Payables and accruals	2,996,004	3,847,145
Total current liabilities	3,282,111	4,134,843
Non-current liabilities
Non-current lease liabilities	87,028	194,316
Retirement benefits obligations		1,281,525
Total non-current liabilities	87,028	1,475,841
Equity
Share capital	1,153,483	49,272,952
Share premium	269,511,610	283,981,361
Other equity	64,620,223
Treasury shares reserve	(6,278,763)	(11,703,279)
Other reserves	25,768,373	24,437,868
Accumulated deficit	(349,862,015)	(329,057,802)
Total equity	4,912,911	16,931,100
Total liabilities and equity	SFr 8,282,050	SFr 22,541,784